Restatement of statements of cash flows (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of initial application of standards or interpretations [line items]
Receipts from Bitcoin mining revenue	$ 0	$ 0
Cash flows from (used in) operating activities	(113,194)	(54,434)
Proceeds from sale of Bitcoin mined (restated)	163,058	75,680
Cash flows from (used in) investing activities	(404,372)	1,422
As reported
Disclosure of initial application of standards or interpretations [line items]
Receipts from Bitcoin mining revenue	163,058	75,680
Cash flows from (used in) operating activities	49,864	21,246
Proceeds from sale of Bitcoin mined (restated)	0	0
Cash flows from (used in) investing activities	(567,430)	(74,258)
Adjustments
Disclosure of initial application of standards or interpretations [line items]
Receipts from Bitcoin mining revenue	(163,058)	(75,680)
Cash flows from (used in) operating activities	(163,058)	(75,680)
Proceeds from sale of Bitcoin mined (restated)	163,058	75,680
Cash flows from (used in) investing activities	$ 163,058	$ 75,680